THE ADVISORS' INNER CIRCLE FUND

                       ACADIAN EMERGING MARKETS PORTFOLIO

                        SUPPLEMENT DATED OCTOBER 29, 2008
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


The Trustees of The Advisors' Inner Circle Fund have determined to re-open the Acadian Emerging Markets Portfolio (the "Fund") to new investors effective immediately. New accounts may be opened in the Fund subject to an initial minimum purchase of $2,500. Accordingly, the paragraph under the Table of Contents of the Fund's Prospectus is hereby deleted.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 ACA-SK-001-0500